Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income	$ 20,983	$ 18,246	$ 3,681
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,692	10,476	5,987
Amortization of premium and accretion of discount on marketable securities, net	(1,134)	(4,753)	(730)
Amortization of discount and issuance costs of convertible notes	2,140	2,555	2,541
Share-based compensation	51,389	73,942	68,698
Exchange rate fluctuations and other items, net	(391)	226	71
Gain from sale of subsidiary	(750)	0	0
Impairment of intangible assets	2,400	0	0
Impairment of lease ROU asset	0	0	211
Revaluation of earn-outs	15,558	3,202	(570)
Changes in assets and liabilities:
User funds	(6,540)	(1,707)	(8,582)
Operating lease ROU assets and liabilities	417	(104)	(205)
Other receivables	5,767	4,201	(2,877)
Deferred tax assets, net	(3,785)	(22,517)	0
Trade payables	2,589	(409)	(3,195)
Deferred revenue	(1,523)	2,275	(306)
User accounts	7,763	(512)	9,171
Payment of earn-out	(2,714)	(843)	0
Escrow Payment for contingent consideration	(5,746)	(12,168)	0
Account payables, accrued expenses and other	2,478	7,967	8,232
Non-current liabilities	996	2,991	1,059
Net cash provided by operating activities	104,589	83,068	83,186
Investing activities:
Investment in marketable securities	(55,652)	(87,340)	(309,155)
Proceeds from maturities of marketable securities	352,175	159,216	273,186
Investment in short-term bank deposits	(5,054)	(66,357)	0
Proceeds from short-term bank deposits	107,843	8,213	46,858
Acquisition of business, net of cash acquired	(20,147)	(39,738)	0
Gain from sale of subsidiary	750	0	0
Acquisition of intangible asset	0	(1,106)	0
Purchase of property and equipment	(647)	(1,303)	(1,053)
Capitalization of internal-use software	(661)	(103)	(60)
Other receivables and non-current assets	0	(300)	0
Net cash provided by (used in) investing activities	378,607	(28,818)	9,776
Financing activities:
Repurchases of ordinary shares	(32,529)	(100,081)	0
Proceeds from exercise of share options	3,371	3,349	2,765
Payment of earn-out	(2,486)	(4,357)	0
Proceeds from (payments of) withholding tax related to employees’ exercises of share options and RSUs, net	(153)	859	87
Repayment of debt to previous shareholder of the acquired business	0	(3,992)	0
Repayment of convertible notes at maturity	(460,000)	0	0
Net cash provided by (used in) financing activities	(491,797)	(104,222)	2,852
Effect of exchange rate fluctuations on cash and cash equivalents	344	(230)	(29)
Increase (decrease) in cash and cash equivalents	(8,257)	(50,202)	95,785
Cash and cash equivalents at the beginning of the year	133,472	183,674	87,889
Cash and cash equivalents at the end of the year	125,215	133,472	183,674
Supplemental non-cash disclosure:
Non-cash contingent consideration (Earn-out)	1,695	0	0
Issuance of shares under employee share purchase plan	3,756	3,511	3,513
Lease liabilities arising from obtaining right-of-use assets	1,014	1,236	465
Supplemental cash flow disclosure:
Cash paid for income taxes	7,893	5,726	589
Cash paid for interest	$ 214	$ 118	$ 145